Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Components of Lease Expense

The components of our lease expense were as follows:

Year ended December 31, 2019
Lease cost
Operating lease expense	7,434
Short-term lease expense (i)	798
Total lease cost	8,232

(i) Includes leases with a term of one year or less.

Supplemental Cash Flow Information for Leases

Supplemental cash flow information for our leases was as follows:

Year ended December 31, 2019
Operating cash flows relating to operating leases	7,553
Lease liabilities arising from obtaining right-of-use assets	17,427

Schedule of Aggregate Future Minimum Rental Payments under Non-cancelable Agreement

At December 31, 2019, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental RMB
2020	7,189
2021	5,985
2022	5,519
2023	3,511
Total future minimum rental payment	22,204
Less amount representing imputed interest	(1,820)
Present value of future minimum rental payments	20,384
Less current portion, recorded in other current liabilities	(6,993)
Long-term lease liabilities, recorded in other long-term liabilities	13,391